UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-09871)
                                                    -----------

                               CULLEN FUNDS TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 BROOKS CULLEN
                                 -------------
                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
                    (Name and address of agent for service)

                                  877-485-8586
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2004
                         -------------

Date of reporting period:  DECEMBER 31, 2003
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Cullen Funds Trust

                               Cullen Value Fund

                        Cullen High Dividend Equity Fund

                               SEMI-ANNUAL REPORT

                               December 31, 2003

                               CULLEN FUNDS TRUST

February 2004

Dear Shareholders,

Pre-election years, such as last year, have historically been the best year for the stock market in the four-year election cycle. The good news is that election years, such as this year, have also historically been good years for stocks. The big difference is that while growth stocks tend to do the best in the pre-election years, value stocks tend to do the best in the election years.

Despite concerns about an overdue market correction and extended valuations for many stocks, a number of important factors continue to favor equities. (1) Money is drifting back into the market because yields on bond and money market funds are still at such low levels. (2) Cost-cutting by corporations over the last few years is finally starting to have a major impact on corporate earnings, which should result in stocks becoming less expensive. Historically, when earnings have finally turned up after a period of decline like the one we have just experienced, the recovery in earnings has tended to persist for some time.

We believe that as the year progresses, the market should become more selective as it starts to discount the more challenging post-election years. In this type of market, value stocks tend to do the best. We should be well positioned, as the average stock in our portfolio is at a considerable discount to the overall market on a price to book and price to earnings basis.

Please give us a call if you have any questions.

                                /s/James P. Cullen

                                James P. Cullen
                                President

The above outlook reflects the opinions of Jim Cullen, President of Cullen Value Fund, and is subject to change. Any forecasts made cannot be guaranteed and should not be considered a recommendation to buy or sell any security.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Mutual fund investing involves risk. Principal loss is possible.

For use only when accompanied or preceded by a prospectus, which includes important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, Distributor.  02/04

                               CULLEN VALUE FUND

FUND PERFORMANCE

                          Cullen Value Fund             S&P 500
                          -----------------             -------
       7/1/2000                 10,000                   10,000
     12/31/2000                 10,874                    9,130
      6/30/2001                 11,366                    8,521
     12/31/2001                 11,106                    8,049
      6/30/2002                 11,994                    6,991
     12/31/2002                 10,227                    6,274
      6/30/2003                 11,389                    7,011
     12/31/2003                 14,120                    8,071

                          Average Annual Total Return
                     for the period ended December 31, 2003
                                                                   Since
                            One                Three             Inception
                            Year                Year              7/01/00
                            ----                ----             ---------
Cullen Value Fund          38.07%               9.09%              10.35%
S&P 500                    28.63%             (11.59%)             (5.94%)

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE

                     Cullen High Dividend Equity Fund        S&P 500
                     --------------------------------        -------
       8/1/2003                   $10,000                    $10,000
      8/31/2003                   $10,000                    $10,301
      9/30/2003                    $9,990                    $10,192
     10/31/2003                   $10,440                    $10,768
     11/30/2003                   $10,640                    $10,862
     12/31/2003                   $11,294                    $11,432

                            Cumulative Total Return
                     for the period ended December 31, 2003
                                                              Since
                                                            Inception
                                                             8/01/03
                                                            ---------
       Cullen High Dividend Equity Fund                       12.94%
       S&P 500                                                14.32%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/01/03 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                               CULLEN FUNDS TRUST

                       STATEMENT OF ASSETS & LIABILITIES
                            AS OF DECEMBER 31, 2003
                                  (UNAUDITED)

                                                         CULLEN                CULLEN HIGH
                                                       VALUE FUND          DIVIDEND EQUITY FUND
                                                       ----------          --------------------
ASSETS:
Investments, at value (cost of $23,578,064
  and $1,060,194 respectively)                        $31,765,624               $1,120,893
Receivable from Adviser                                        --                   14,201
Dividends and interest receivable                          58,707                    2,853
Prepaid Expenses                                           23,136                   13,242
                                                      -----------               ----------
     Total assets                                      31,847,467                1,151,189
                                                      -----------               ----------

LIABILITIES:
Call options written, at value (proceeds $376)                 --                    1,460
Payable to Adviser                                         24,724                       --
Distribution fees payable                                   6,229                      155
Accrued expenses and other liabilities                     36,632                   37,437
                                                      -----------               ----------
     Total liabilities                                     67,585                   39,052
                                                      -----------               ----------
NET ASSETS                                            $31,779,882               $1,112,137
                                                      -----------               ----------
                                                      -----------               ----------

NET ASSETS CONSIST OF:
Paid in capital                                       $24,854,685               $1,047,873
Accumulated undistributed net investment income            48,411                    1,209
Accumulated net realized gain (loss) on investments    (1,310,774)                   3,440
Net unrealized appreciation of investments              8,187,560                   59,615
                                                      -----------               ----------
NET ASSETS                                            $31,779,882               $1,112,137
                                                      -----------               ----------
                                                      -----------               ----------
Shares of beneficial interest outstanding
  (unlimited number of beneficial interest
  authorized, $0.001 par value)                         2,280,976                   98,738
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                          $     13.93               $    11.26
                                                      -----------               ----------
                                                      -----------               ----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (UNAUDITED)

                                                         CULLEN                CULLEN HIGH
                                                       VALUE FUND      DIVIDEND EQUITY FUND(1)<F1>
                                                       ----------      ---------------------------
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
  of $2,233 and $60 respectively)                      $  299,127               $  6,760
Interest                                                    7,542                    263
                                                       ----------               --------
     Total investment income                              306,669                  7,023
                                                       ----------               --------

EXPENSES:
     Investment advisory fees (Note 5)                    127,958                  1,653
     Administration fees                                   17,956                 17,136
     Professional fees                                     14,940                 13,926
     Shareholder servicing fees                            22,108                 14,380
     Fund accounting fees                                  10,236                 12,756
     Distribution fees (Note 6)                            31,989                    413
     Insurance expense                                      5,166                  1,872
     Registration and filing fees                           8,838                  7,968
     Trustees' fees and expenses                            1,330                  2,424
     Custody fees                                           2,996                  2,198
     Shareholder reports                                       76                  1,242
     Other expenses                                           718                    456
                                                       ----------               --------
     Total expenses before recoupment and
      reimbursement from Adviser                          244,311                 76,424
     Expense recoupment and
       reimbursement from Adviser                          11,018                (73,945)
                                                       ----------               --------
          Net expenses                                    255,329                  2,479
                                                       ----------               --------
NET INVESTMENT INCOME                                      51,340                  4,544
                                                       ----------               --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                     128,651                  3,440
     Net change in unrealized
       appreciation of investments                      5,520,198                 59,615
                                                       ----------               --------
     NET REALIZED AND UNREALIZED
       GAIN ON INVESTMENTS                              5,648,849                 63,055
                                                       ----------               --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            $5,700,189               $ 67,599
                                                       ----------               --------
                                                       ----------               --------

(1)<F1> Period shown is from the inception date of the fund, August 1, 2003 to December 31, 2003.

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            CULLEN HIGH
                                                       CULLEN VALUE FUND               DIVIDEND EQUITY FUND
                                              -----------------------------------    ------------------------
                                               SIX MONTHS ENDED       YEAR ENDED     AUGUST 1, 2003(1)<F2> TO
                                              DECEMBER 31, 2003     JUNE 30, 2003        DECEMBER 31, 2003
                                              -----------------     -------------        -----------------
                                                 (UNAUDITED)                                (UNAUDITED)
OPERATIONS:
   Net investment income                         $    51,340         $    92,443            $    4,544
   Net realized gain (loss)
     on investments                                  128,651          (1,036,903)                3,440
   Net change in unrealized
     appreciation of investments                   5,520,198             916,941                59,615
                                                 -----------         -----------            ----------
       Net increase (decrease)
         in net assets resulting
         from operations                           5,700,189             (27,519)               67,599
                                                 -----------         -----------            ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                      13,805,927          10,382,123             1,044,568
   Proceeds from shares issued
     to holders in reinvestment
     of dividends                                     66,093              37,396                 3,335
   Cost of shares redeemed                        (9,931,902)         (4,612,124)                  (30)
                                                 -----------         -----------            ----------
       Net increase in net
         assets from capital
         share transactions                        3,940,118           5,807,395             1,047,873
                                                 -----------         -----------            ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (95,299)            (45,982)               (3,335)
   Net realized gain distributions                        --                  --                    --
                                                 -----------         -----------            ----------
       Total distributions                           (95,299)            (45,982)               (3,335)
                                                 -----------         -----------            ----------

TOTAL INCREASE IN NET ASSETS                       9,545,008           5,733,894             1,112,137

NET ASSETS:
   Beginning of period                            22,234,874          16,500,980                    --
                                                 -----------         -----------            ----------
   End of period (includes $48,411;
     $92,370 and $1,209 of
     undistributed net investment
     income, respectively)                       $31,779,882         $22,234,874            $1,112,137
                                                 -----------         -----------            ----------
                                                 -----------         -----------            ----------

(1)<F2>  Inception Date.

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                              FINANCIAL HIGHLIGHTS

                                          SIX MONTHS ENDED       YEAR ENDED          YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2003     JUNE 30, 2003       JUNE 30, 2002       JUNE 30, 2001
                                         -----------------     -------------       -------------       -------------
                                            (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                          $11.27              $11.90              $11.34              $10.00
                                               ------              ------              ------              ------
INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment income                         0.02                0.04                0.03                0.01
   Net realized gain (loss)
     and unrealized appreciation                 2.68               (0.64)               0.59                1.35
                                               ------              ------              ------              ------
       Total from
         investment operations                   2.70               (0.60)               0.62                1.36
                                               ------              ------              ------              ------
LESS DISTRIBUTIONS:
   Dividends from net
     investment income                          (0.04)              (0.03)                 --               (0.02)
   Distribution of
     net realized gains                            --                  --               (0.06)                 --
                                               ------              ------              ------              ------
       Total distributions                      (0.04)              (0.03)              (0.06)              (0.02)
                                               ------              ------              ------              ------
NET ASSET VALUE -
  END OF PERIOD                                $13.93              $11.27              $11.90              $11.34
                                               ------              ------              ------              ------
                                               ------              ------              ------              ------
TOTAL RETURN                                   23.98%(2)<F4>       (5.04%)              5.52%              13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets,
  end of period (thousands)                   $31,780             $22,235             $16,501             $12,618
Ratio of expenses to
  average net assets:
   Before expense
     reimbursement/recoupment                   1.92%(1)<F3>        2.22%               2.33%               3.31%
   After expense
     reimbursement/recoupment                   1.92%(1)<F3>        2.00%               2.00%               2.00%
Ratio of net investment income to
average net assets:
   Before expense
     reimbursement/recoupment                   0.48%(1)<F3>        0.30%              (0.01%)             (1.19%)
   After expense
     reimbursement/recoupment                   0.40%(1)<F3>        0.52%               0.31%               0.12%
Portfolio turnover rate                        33.89%(2)<F4>       70.64%              44.12%              29.31%

(1)<F3>  Annualized.
(2)<F4>  Not Annualized.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                      AUGUST 1, 2003(1)<F5> TO
                                                          DECEMBER 31, 2003
                                                          -----------------
                                                             (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                          $10.00
                                                               ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.04
   Net realized gain (loss) and unrealized appreciation          1.25
                                                               ------
       Total from investment operations                          1.29
                                                               ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.03)
   Distribution of net realized gains                              --
                                                               ------
       Total distributions                                      (0.03)
                                                               ------
NET ASSET VALUE - END OF PERIOD                                $11.26
                                                               ------
                                                               ------

TOTAL RETURN                                                   12.94%(3)<F7>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $1,112
Ratio of expenses to average net assets:
   Before expense reimbursement                                46.23%(2)<F6>
   After expense reimbursement                                  1.50%(2)<F6>
Ratio of net investment income to average net assets:
   Before expense reimbursement                               (41.98%)(2)<F6>
   After expense reimbursement                                  2.75%(2)<F6>
Portfolio turnover rate                                        10.36%(3)<F6>

(1)<F5>  Inception Date.
(2)<F6>  Annualized.
(3)<F7>  Not Annualized.

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2003 (UNAUDITED)

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS 87.1%

AGRICULTURAL OPERATIONS 2.4%
Bunge Limited                                          22,800      $   750,576
                                                                   -----------

AUTO & TRUCK PARTS 3.6%
BorgWarner, Inc.                                       13,600        1,156,952
                                                                   -----------

BANKS 14.6%
Bank of America Corporation                            11,000          884,730
Compass Bancshares, Inc.                               17,000          668,270
FleetBoston Financial Corporation                      29,500        1,287,675
J.P. Morgan Chase & Co.                                25,000          918,250
Wells Fargo & Company                                  15,000          883,350
                                                                   -----------
                                                                     4,642,275
                                                                   -----------

CEMENT 2.8%
Lafarge North America, Inc.                            22,000          891,440
                                                                   -----------

CONSULTING SERVICES 2.2%
Electronic Data Systems Corp.                          27,900          684,666
                                                                   -----------

CONSUMER PRODUCTS 1.2%
Kimberly-Clark de Mexico, S.A. de C.V. - ADR           28,800          369,058
                                                                   -----------

DEFENSE 9.5%
Empresa Brasileira de
  Aeronautica S.A. (Embraer) - ADR                     40,000        1,401,200
Raytheon Company                                       31,000          931,240
United Defense Industries, Inc. (a)<F8>                21,500          685,420
                                                                   -----------
                                                                     3,017,860
                                                                   -----------

DIVERSIFIED FINANCIALS 6.3%
Citigroup Inc.                                         20,000          970,800
Merrill Lynch & Co., Inc.                              17,500        1,026,375
                                                                   -----------
                                                                     1,997,175
                                                                   -----------

ENERGY 7.5%
ConocoPhillips                                         14,385          943,224
PetroChina Company Limited ADR                         25,000        1,426,250
                                                                   -----------
                                                                     2,369,474
                                                                   -----------

ENGINEERING & CONSTRUCTION 4.0%
Chicago Bridge & Iron Company N.V.                     44,000        1,271,600
                                                                   -----------

FINANCE 3.0%
New Century Financial Corporation                      24,000          952,080
                                                                   -----------

HEALTH CARE 3.8%
Beckman Coulter, Inc.                                  16,000          813,280
Tenet Healthcare Corporation (a)<F8>                   25,000          401,250
                                                                   -----------
                                                                     1,214,530
                                                                   -----------

INSURANCE 4.8%
The Allstate Corporation                               20,000          860,400
MetLife, Inc.                                          20,000          673,400
                                                                   -----------
                                                                     1,533,800
                                                                   -----------

LEISURE PRODUCTS 3.1%
GTECH Holdings Corporation                             20,000          989,800
                                                                   -----------

OIL SERVICES 6.0%
Apache Corporation                                     12,000          973,200
BP p.l.c. - ADR                                        19,000          937,650
                                                                   -----------
                                                                     1,910,850
                                                                   -----------

PAPER 1.9%
Sappi Limited - ADR                                    44,000          601,480
                                                                   -----------

PHARMACEUTICALS 2.8%
Bristol-Myers Squibb Company                           32,000          915,200
                                                                   -----------

RAILROADS 4.6%
Canadian National Railway Company (b)<F9>              13,000          822,640
Canadian Pacific Railway Ltd. (b)<F9>                  23,000          647,450
                                                                   -----------
                                                                     1,470,090
                                                                   -----------

TELECOMMUNICATIONS 3.0%
SBC Communications Inc.                                36,000          938,520
                                                                   -----------
Total Common Stock
  (cost $19,553,759)                                                27,677,426
                                                                   -----------

PREFERRED STOCK 2.4%
Ford Cap Trust II (c)<F10>
  (cost $690,082)                                      13,500          753,975
                                                                   -----------

                                               PRINCIPAL AMOUNT
                                               ----------------
SHORT-TERM INVESTMENTS 10.5%
U.S. TREASURIES 7.3%
U.S. Treasury Bill, 0.8600%, due 1-2-2004          $  825,000          824,982
U.S. Treasury Bill, 0.8500%, due 1-15-2004          1,025,000        1,024,709
U.S. Treasury Bill, 0.8000%, due 1-8-2004             468,000          467,932
                                                                   -----------
                                                                     2,317,623
                                                                   -----------

VARIABLE RATE DEMAND NOTES*<F11> 3.2%
American Family Demand Note, 0.7609%                  380,842          380,842
Wisconsin Corporate Central Credit Union, 0.7900%     635,758          635,758
                                                                   -----------
                                                                     1,016,600
                                                                   -----------
Total Short-Term Investments
  (cost $3,334,223)                                                  3,334,223
                                                                   -----------
TOTAL INVESTMENTS 100.0%
  (cost $23,578,064)                                                31,765,624
Other assets, less liabilities (0.0%)                                   14,258
                                                                   -----------
TOTAL NET ASSETS 100.0%                                            $31,779,882
                                                                   -----------
                                                                   -----------

(a)<F8>   Non-income producing
(b)<F9>   Foreign Security
(c)<F10>  Preferred Security
ADR American Depository Receipts
*<F11> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2003.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2003 (UNAUDITED)

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS 92.6%
ALCOHOLIC BEVERAGES 3.5%
Diageo plc - ADR                                          740       $   39,116
                                                                    ----------

BANKS 21.3%
Australia and New Zealand
  Banking Group Limited - ADR                             590           39,441
Bank of America Corporation                               485           39,009
Barclays PLC - ADR                                      1,080           39,258
Compass Bancshares, Inc.                                  550           21,621
FleetBoston Financial Corporation (a)<F12>                440           19,206
J.P. Morgan Chase & Co.                                 1,070           39,301
Wells Fargo & Company                                     660           38,867
                                                                    ----------
                                                                       236,703
                                                                    ----------

CHEMICALS 3.5%
The Dow Chemical Company                                  940           39,076
                                                                    ----------

CONSUMER PRODUCTS 7.1%
Kimberly-Clark de Mexico, S.A. de C.V. - ADR            3,060           39,212
Unilever NV                                               610           39,589
                                                                    ----------
                                                                        78,801
                                                                    ----------

DEFENSE 3.5%
Raytheon Company                                        1,290           38,751
                                                                    ----------

DIVERSIFIED FINANCIALS 3.5%
Citigroup Inc.                                            790           38,347
                                                                    ----------

ENERGY 7.9%
ChevronTexaco Corporation                                 100            8,639
ConocoPhillips                                            600           39,342
Marathon Oil Corporation                                1,190           39,377
                                                                    ----------
                                                                        87,358
                                                                    ----------

FINANCE 3.6%
Allied Capital Corporation                              1,420           39,590
                                                                    ----------

FOOD PROCESSING 4.1%
ConAgra Foods, Inc.                                       250            6,598
H.J. Heinz Company                                      1,060           38,616
                                                                    ----------
                                                                        45,214
                                                                    ----------

NATURAL GAS 3.5%
Occidental Petroleum Corporation                          930           39,283
                                                                    ----------

OIL SERVICES 6.6%
CNOOC Limited - ADR                                       870           34,730
BP p.l.c. - ADR                                           790           38,986
                                                                    ----------
                                                                        73,716
                                                                    ----------

PHARMACEUTICALS 7.2%
Bristol-Myers Squibb Company                            1,410           40,326
Merck & Co. Inc.                                          860           39,732
                                                                    ----------
                                                                        80,058
                                                                    ----------

REAL ESTATE 10.4%
Equity Residential                                      1,300           38,363
Health Care Property Investors, Inc.                      780           39,624
Healthcare Realty Trust, Inc.                           1,070           38,253
                                                                    ----------
                                                                       116,240
                                                                    ----------

TELECOMMUNICATIONS 3.5%
BellSouth Corporation                                   1,380           39,054
                                                                    ----------

TOBACCO 3.4%
Altria Group, Inc.                                        700           38,094
                                                                    ----------
Total Common Stock
  (cost $972,137)                                                    1,029,401
                                                                    ----------

PREFERRED STOCK 3.5%
Ford Cap Trust II (b)<F13>
  (cost $35,661)                                          700           39,096
                                                                    ----------

                                               PRINCIPAL AMOUNT
                                               ----------------
SHORT-TERM INVESTMENTS 4.7%

U.S. TREASURIES 1.3%
U.S. Treasury Bill, 0.8600%, due 1-2-2004             $15,000           15,000
                                                                    ----------

VARIABLE RATE DEMAND NOTES*<F14> 3.4%
American Family Demand Note, 0.7609%                   18,396           18,396
Wisconsin Corporate Central Credit Union, 0.7900%      19,000           19,000
                                                                    ----------
                                                                        37,396
                                                                    ----------
Total Short-Term Investments
  (cost $52,396)                                                        52,396
                                                                    ----------
TOTAL INVESTMENTS 100.8%
  (cost $1,060,194)                                                  1,120,893
Liabilities in excess of other assets (0.8%)                            (8,756)
                                                                    ----------
TOTAL NET ASSETS 100.0%                                             $1,112,137
                                                                    ----------
                                                                    ----------

(a)<F12>  Security is subject to written call option.
(b)<F13>  Preferred Security
ADR American Depository Receipts
*<F14> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2003.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                        SCHEDULE OF CALL OPTIONS WRITTEN
                        AT DECEMBER 31, 2003 (UNAUDITED)

CONTRACTS    UNDERLYING SECURITY/EXPIRATION DATE/EXERCISE PRICE   MARKET VALUE
---------    --------------------------------------------------   ------------
    4        FleetBoston Financial Corporation
             Expiration January 2004, Exercise Price $40.00          $(1,460)
                                                                     -------
             Total Call Options Written
               (proceeds $376)                                       $(1,460)
                                                                     -------
                                                                     -------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2003 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two series of shares to investors, the Cullen Value Fund and the Cullen High Dividend Equity Fund (the "Funds"). The investment objective of the Cullen Value Fund is long-term capital appreciation. Current income is a secondary objective. The investment objective of the Cullen High Dividend Equity Fund is long-term capital appreciation and current income. The Cullen Value Fund commenced operations on July 1, 2000. The Cullen High Dividend Equity Fund commenced operations on August 1, 2003.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for the Cullen Value Fund and semi-annually for the Cullen High Dividend Equity Fund. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. These policies are in conformity with accounting principles generally accepted in the United States.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                                               CULLEN HIGH
                                    CULLEN VALUE FUND      DIVIDEND EQUITY FUND
                                     SIX MONTHS ENDED          PERIOD ENDED
                                    DECEMBER 31, 2003       DECEMBER 31, 2003
                                    -----------------       -----------------
     Shares sold                         1,064,127                98,444
     Shares reinvested                       4,762                   297
     Shares redeemed                      (760,148)                   (3)
                                         ---------                ------
     Net increase                          308,741                98,738
     Shares outstanding:
        Beginning of period              1,972,235                    --
                                         ---------                ------
        End of period                    2,280,976                98,738
                                         ---------                ------
                                         ---------                ------

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2003 were as follows:

                               CULLEN VALUE FUND

                PURCHASES                            SALES
       ----------------------------       ----------------------------
       U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
       ---------------        -----       ---------------        -----
              $0           $9,394,403            $0           $8,065,351

Purchases and sales of investments, excluding short-term investments, for the period ended December 31, 2003 were as follows:

                        CULLEN HIGH DIVIDEND EQUITY FUND

                PURCHASES                            SALES
       ----------------------------       ----------------------------
       U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
       ---------------        -----       ---------------        -----
             $--           $1,044,421           $--             $40,100

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                   CULLEN
                                                  CULLEN       HIGH DIVIDEND
                                                VALUE FUND      EQUITY FUND
                                                ----------      -----------
Cost of investments (a)<F15>                   $23,605,820       $1,060,194
Gross unrealized appreciation                  $ 8,226,985           64,300
Gross unrealized depreciation                      (11,669)          (4,685)
                                               -----------       ----------
Net unrealized depreciation                    $ 8,215,316           59,615
Undistributed ordinary income                  $    48,411            1,209
Undistributed long-term capital gain                    --               --
                                               -----------       ----------
Total distributable earnings                   $    48,411            1,209
Other accumulated gains/(losses)                (1,338,530)           3,440
                                               -----------       ----------
Total accumulated earnings/(losses)            $ 6,925,197       $   64,264
                                               -----------       ----------

(a)<F15> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

The tax composition of dividends during the six months ended 12/31/03 and the year ended 6/30/03 were as follows:

                               DECEMBER 31, 2003      JUNE 30,2003
                               -----------------      ------------
VALUE FUND
Ordinary Income                     $95,299             $45,982
Long-Term Capital Gain                   --                  --

HIGH DIVIDEND EQUITY FUND
Ordinary Income                       3,335                  --
Long-Term Capital Gain                   --                  --

At June 30, 2003, the Value Fund's most recent fiscal year end, the Fund had available capital loss carryover's of $268,052 and $619,382, expiring in 2010 and 2011, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

As of June 30, 2003, the Value Fund had deferred capital losses occurring subsequent to October 31, 2002 of $524, 235. For tax purposes, such losses will be deferred until the year ended June 30, 2004.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through June 30, 2004 to waive its fees and reimburse the Fund's other expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Cullen Value Fund's average net assets and 1.50% of the Cullen High Dividend Equity Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Funds to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $73,945 associated with the Cullen High Dividend Equity Fund for the period ended December 31, 2003. The Adviser recouped $11,018 of previously waived fees for the period ended December 31, 2003.

Prior to commencement of operations, the Adviser absorbed $46,422 of organizational costs associated with the Cullen Value Fund. As of December 31, 2003, reimbursed/absorbed expenses for the Cullen Value Fund subject to potential recovery by year of expiration are as follows:

          Year of Expiration                   Amount
          ------------------                   ------
          June 30, 2004                       $103,587
          June 30, 2005                         47,768
          June 30, 2006                         38,951

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Cullen Value Fund incurred $ 31,989 pursuant to the Plan for the six months ended December 31, 2003. The Cullen High Dividend Equity Fund incurred $413 pursuant to the Plan for the period ended December 31, 2003.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Quasar Distributors, LLC, a member of the NASD.

HOW TO OBTAIN A COPY OF THE FUNDS PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                         Sidley Austin Brown & Wood LLP
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Cullen Funds Trust
                   ------------------------------------

     By (Signature and Title) /s/ James P. Cullen
                             ----------------------------------
                             James P. Cullen, President

     Date      March 4, 2004
          -----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/James P. Cullen
                              ----------------------------------
                              James P. Cullen, President

     Date      March 4, 2004
          -----------------------------------

     By (Signature and Title) /s/Brenda S. Pons
                              ----------------------------------
                              Brenda S. Pons, Treasurer

     Date      March 4, 2004
          -----------------------------------